Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WASATCH FUNDS TRUST

Supplement dated September 15, 2020 to the

Prospectus dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “Summary – Principal Strategies” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The following is added to the section entitled “Summary – Principal Risks” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Wasatch Emerging India Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WASATCH FUNDS TRUST

Supplement dated September 15, 2020 to the

Prospectus dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Emerging India Fund ®	WAINX	WIINX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “Summary – Principal Strategies” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The following is added to the section entitled “Summary – Principal Risks” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Wasatch Emerging Markets Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WASATCH FUNDS TRUST

Supplement dated September 15, 2020 to the

Prospectus dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Emerging Markets Select Fund®	WAESX	WIESX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “Summary – Principal Strategies” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The following is added to the section entitled “Summary – Principal Risks” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Wasatch Emerging Markets Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WASATCH FUNDS TRUST

Supplement dated September 15, 2020 to the

Prospectus dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “Summary – Principal Strategies” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The following is added to the section entitled “Summary – Principal Risks” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Wasatch Frontier Emerging Small Countries Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WASATCH FUNDS TRUST

Supplement dated September 15, 2020 to the

Prospectus dated January 31, 2020

	Investor Class	Institutional Class
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

The following is added to the section entitled “Summary – Principal Strategies” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The following is added to the section entitled “Summary – Principal Risks” for Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, and Frontier Emerging Small Countries Fund:

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.